Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2025
Summary of significant accounting policies
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operation results.

Principles of consolidation	Principles of consolidation The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.
Use of estimates and assumptions

Use of estimates and assumptions

In presenting the consolidated financial statements in accordance with U.S. GAAP, management make estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgement and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Group to revise its estimates. The Group bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates are used when accounting for items and matters including determinations of the useful lives and impairment of long-lived assets, allowances for credit losses and doubtful accounts, determination of fair value of financial instruments, and realization of deferred tax assets and uncertain tax position.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and time deposits placed with banks or other financial institutions and have original maturities of less than three months.
Cryptocurrencies

Cryptocurrencies

Cryptocurrencies (Bitcoins) are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies purchased are recorded at cost. Cryptocurrencies awarded to the Group through its mining activities are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the intraday low quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, the Group has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Group concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. For the years ended June 30, 2025, 2024 and 2023, nil, $7,102 and $181,263 impairment loss was recognized, respectively. Purchases of cryptocurrencies by the Group are included within investing activities in accompanying consolidated statements of cash flows, while cryptocurrencies awarded to the Group through its mining activities are included within operating activities on the accompanying consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the consolidated statements of operations. The Group accounts for its gains or losses in accordance with the first-in-first-out (“FIFO”) method of accounting.

Other receivables, net

Other receivables, net

Other receivables include advances to third parties or employees and interests receivable. Management regularly reviews the adequacy of the allowance for credit losses on an ongoing basis and considers factors such as the aging of receivables and changes in payment trends, creditworthiness, current economic trend as well as other supportable forward-looking factors. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. During the years ended June 30, 2025, 2024 and 2023, $13,875, $389,528 and $2,582,761 provision for credit losses was recognized, respectively. During the years ended June 30, 2025, 2024 and 2023, $2,582,761, nil and nil allowance for credit losses was written off, respectively.

Loans receivable, net

Loans receivable, net

Loans receivable are recorded at the cash amount disbursed to originate the loans, net of allowance that estimated on a regular basis based on an assessment of historical collection experience, adjusted for loan balance aging, credit quality and specific risk characteristics of the borrowers and prevailing economic conditions. The Group continues to evaluate the reasonableness of the allowance policy and update if necessary. During the year ended June 30, 2025, $65,507 allowance for credit losses was recovered. During the years ended June 30, 2024 and 2023, $275,500 and nil provision for credit losses was recognized, respectively.

Allowance for credit losses

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio. Commencing July 1, 2023, the Group adopted Accounting Standard Codification (“ASC”) 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Under Accounting Standard Update (“ASU”) 2016-13, the Group has exposure to credit losses for financial assets, which are other receivables and loans receivable. The Group considered various factors, including nature, historical collection experience, the age of the receivable balances, credit quality and specific risk characteristics of its customers, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Group has adopted loss rate method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Group to make reasonable estimation of the risk rate.

Financial assets are presented net of the allowance for credit losses in the consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of operations. Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Prepayments, net

Prepayments, net

Prepayments are cash advanced to service providers for future services. This amount is refundable and bears no interest. During the years ended June 30, 2025, 2024 and 2023, nil, $117,000 and nil provision for doubtful accounts was recognized, respectively.

Plant and equipment, net

Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of five years for cryptocurrency mining equipment.

All cryptocurrency mining equipment was fully impaired and disposed of in prior years, and no plant and equipment were held or in use as of June 30, 2025. Depreciation expense was nil, $900,938, and $5,361,955 for the years ended June 30, 2025, 2024, and 2023, respectively.

Long-term investment, net

Long term investment, net

The Group’s long-term investment represented an equity investment without a readily determinable fair value and was accounted for using the measurement alternative under ASC Topic 321, Investments — Equity Securities. Under this approach, the investment was carried at cost, less any impairment, and adjusted for observable price changes in orderly transactions for identical or similar investments, if any.

At each reporting date, the Group assesses whether events or changes in circumstances indicate that the investment is impaired. If qualitative factors indicate that the fair value of the investment is less than its carrying amount, the Group estimates the fair value of the investment. When the fair value is determined to be less than the carrying amount, an impairment loss is recognized in earnings equal to the difference between the two amounts.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Group would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. During the years ended June 30, 2025, 2024 and 2023, nil, $6,472,266 and $16,691,803 impairment of long-lived assets was recognized, respectively.

Fair value measurement

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

ASC 820-10-20 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” The accounting standards establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. Long-term convertible debenture on the balance sheets is at carrying value, which approximates fair value as the third party was lending the money to us at the market rate.

Related parties

Related parties

A party is considered to be related to the Group if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Convertible debentures and derivatives

Convertible debentures and derivatives

The Group adopted ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20), effective for the year ended June 30, 2025. The Group accounts for its convertible debentures and notes primarily under ASC 470, Debt.

Under the amended guidance, convertible instruments are accounted for as a single liability instrument measured at amortized cost. This simplified approach eliminates the requirement under previous guidance to separately account for beneficial conversion features (“BCF”) or cash conversion features (“CCF”) in equity.

An exception to this single-instrument approach applies if an embedded conversion feature is required to be bifurcated from the host debt instrument and accounted for separately as a derivative under ASC 815, Derivatives and Hedging (“ASC 815”). This is required when the conversion feature’s economic characteristics are not considered clearly and closely related to the host debt, the feature meets the definition of a derivative, and it does not qualify for a scope exception from derivative accounting. If bifurcation is required, the embedded derivative is recognized as a liability and measured at fair value, with subsequent changes in fair value reported in earnings. The portion of the proceeds allocated to the derivative creates a debt discount, which is amortized to interest expense over the term of the debt.

For instruments accounted for as a single liability, debt issuance costs are recorded as a direct deduction from the carrying amount and are amortized to interest expense over the term of the debt using the effective interest method. Upon conversion into shares in accordance with the original contractual terms, the carrying amount of the debt is reclassified to equity, and no gain or loss is recognized in the income statement.

Warrants

Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815.

The assessment considers whether the warrants are freestanding financial instruments, meeting the definition of a liability under ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815. This includes determining whether the warrants are indexed to the Group’s own ordinary share and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Group’s control. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and is reassessed at each subsequent reporting date while the warrants are outstanding.

Warrants that meet all of the criteria for equity classification are recorded as a component of equity at fair value at the time of issuance and not subsequently remeasured. Warrants that do not meet the criteria for equity classification are recorded as liabilities, measured at fair value at issuance and subsequently remeasured to fair value at each reporting period, with changes in fair value recognized in earnings.

The Group recognizes on a prospective basis the value of the effect of the down round feature in the warrants when the feature is triggered (i.e., when the exercise price is adjusted downward). This value is measured as the difference between (1) the financial instrument’s fair value (without the down round feature) using the pre-trigger exercise price and (2) the financial instrument’s fair value (with the down round feature) using the reduced exercise price. The value of the effect of the down round feature will be treated as a deemed dividend and a reduction to income available to ordinary shareholders in the basic earnings per share (“EPS”) calculation.

Revenue recognition

Revenue recognition

The Group recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle: (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Group satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Cryptocurrency mining:

The Group entered into cryptocurrency mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the mining pool operator. In exchange for providing computing power, the Group is entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives (less cryptocurrency transaction fees to the mining pool operator which are recorded net with revenues), for successfully adding a block to the blockchain. The Group’s fractional share is based on the proportion of computing power the Group contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in cryptocurrency transaction verification services is an output of the Group’s ordinary activities. The provision of computing power is the only performance obligation in the Group’s contracts with third party pool operators. The transaction consideration the Group receives, if any, is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the Group successfully places a block (by being the first to solve an algorithm) and the Group receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the intraday low quoted price of the related cryptocurrency at the time of receipt. All of the Group’s cryptocurrency are populated cryptocurrencies which are actively traded on the major trading platforms such as coinmarketcap.com. In December 2023, the Group temporarily suspended the cryptocurrency mining operations due to the high operating costs in the United States.

Cryptocurrency miner sales:

The Group earns revenue by facilitating a third party supplier to sell cryptocurrency mining equipment. The transaction price is fixed, agreed upon with the customer at contract inception, and payable in full prior to delivery, with no significant financing components. The Group recognizes revenue at a point in time when control of the equipment transfers to the customer from the supplier, which occurs upon delivery to the customer’s designated pick-up location and acceptance per the sales contract terms.

The Group acts as an agent in these transactions, as it does not control the equipment before transfer. This determination reflects that: (1) the Group is not primarily responsible for fulfilling the promise to provide the equipment (a third-party supplier bears this obligation), and (2) the Group does not bear inventory risk before or after the sale. As an agent, the Group’s performance obligation is to arrange for the equipment’s provision to the customer. Revenue is thus recognized on a net basis, representing the fee or commission earned, calculated as the difference between amounts charged to the customer and amounts remitted to the supplier. No significant variable consideration (e.g., discounts or returns) or capitalized contract costs are present as the consideration is received full prior to delivery.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of the direct costs associated with running the cryptocurrency mining business, such as utilities, maintenance labor costs, shipping fees, plant remodeling fees and other service charges. The Group signed hosting agreement with hosting partners, and the hosting partners will install the mining equipment and provide elective power, internet services and other necessary services to maintain the operation of the mining equipment. All the related operating fees are included in the all-in-one monthly fees charged by the hosting partner to the Group. Depreciation of cryptocurrency mining equipment is calculated separately and also recorded as a component of cost of revenues for cryptocurrency mining. In December 2023, the Group temporarily suspended the Bitcoin mining operations due to the high operating costs in the United States.

Share-based compensation

Share-based compensation

Share-based compensation expense consists of the Group’s restricted stock units (“RSUs”) expense. RSUs granted to employees are measured based on the grant-date fair value. In general, a portion of the Group’s RSUs vests at the time of signing the employment agreement and the remaining vests over a service period of three years. Share-based compensation expense is generally recognized on the straight-line basis over the requisite service period and forfeitures are accounted for as they occur.

Income taxes

Income taxes

The Group accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(Loss) earnings per share

(Loss) earnings per share

Basic (loss) earnings per share are computed by dividing (loss) income available to ordinary shareholders by the weighted average ordinary shares outstanding during the period. Diluted (loss) earnings per share take into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Ordinary shares equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted (loss) earnings per share. Dilution is computed by applying the treasury share method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase ordinary shares at the average market price during the period.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole, the Group has one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group primarily generates cryptocurrency miner sales revenue by delivery to the customer’s designated pick-up location, no geographical segments are presented.

Recently issued accounting pronouncements

Recent accounting pronouncements

New accounting pronouncements adopted

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)”. The amendment in this Update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. For convertible instruments, the Board decided to reduce the number of accounting models for convertible debt instruments and convertible preferred shares. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted ASU 2020-06 on July 1, 2024, and retrospectively apply to all periods presented in the consolidated financial statement. The adoption of this ASU did not have a material effect on the Group’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” which expands annual and interim disclosure requirements for reportable segments. These requirements include: (i) disclosure of significant expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”); (ii) disclosure of an amount for other segment items (equal to the difference between segment revenue less segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss) by reportable segment and a description of their composition; (iii) annual disclosure of a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods; (iv) clarification that, if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report those additional measures of segment profit or loss; (v) disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources; and (vi) requiring a public entity that has a single reportable segment provide all the disclosures required by the amendments in this ASU, and all existing segment disclosures in Topic 280. The Company adopted ASU 2023-07 on July 1, 2024, and retrospectively apply to all periods presented in the consolidated financial statement. The adoption of this ASU did not have a material effect on the Group’s consolidated financial statements and related disclosures.

New accounting pronouncements yet to be adopted

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Group is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-08, Intangibles – “Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets” (ASU 2023-08”), which requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period. The objectives of the amendments are to provide investors and other capital allocators with more decision-useful information that better reflects the underlying economics of crypto assets within the scope and an entity’s financial position while reducing cost and complexity associated with applying cost-less-impairment accounting. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued (or made available for issuance). If amendments are adopted in an interim period, they must be adopted as of the beginning of the fiscal year that includes that interim period. The amendments in this ASU require a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets) as of the beginning of the annual reporting period in which an entity adopts the amendments. The Group is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

On January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03 (disaggregation of income statement expenses) for non-calendar year-end entities. The clarification ensures that initial adoption is required in an annual reporting period (rather than unintentionally in an interim period) for entities with non-calendar year ends. The amendments align with the effective dates stated in ASU 2024-03 (annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027) and early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2024-03 (as clarified by ASU 2025-01) on its consolidated financial statements and related disclosures.

In March 2025, the FASB issued ASU 2025-02, “Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122” (“ASU 2025-02”), which rescinds the embedded SEC guidance in Topic S-99-1 of ASC 450 related to obligations to safeguard crypto assets under SAB 121. The amendments require entities with obligations to safeguard crypto assets to assess whether a contingent liability exists under ASC 450-20, “Loss Contingencies.” This guidance is effective for annual periods beginning after December 15, 2024, including interim periods, with early adoption permitted. The Group is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.